Investment Objectives and Goals - Muhlenkamp Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Muhlenkamp Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Muhlenkamp Fund (the “Fund”) seeks to maximize total after-tax return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.